Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary Of Related Party Outstanding Balances
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2014 and 2013:

	As of December 31,
	2014	2013
Accounts and notes receivables	$—	$2,754
Other receivables (i)	1,796	16,773
Miscellaneous	14,901	9,664
Accounts payable	7,742	17,694

(i)
As of December 31, 2013 includes receivables amounting to $13.7 million originally nominated in US dollar and later converted into Venezuelan Bolívares Fuertes during February 2014 as mutually agreed upon by the parties. During 2014, the Company recognized a currency exchange loss of $13.3 million, as a result of the currency exchange rate changes. These receivables were canceled as of December 31, 2014.

Summary Of Related Party Transactions
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2014, 2013 and 2012:

	Fiscal years ended December 31,
	2014	2013	2012
Food and paper (i)	$(199,801)	$(319,456)	$(321,413)
Occupancy and other operating expenses	(2,251)	(10,327)	(9,795)
Other operating expenses, net (ii)	16,986	—	—
Net interest income	1,387	583	81

(i)
Includes $45,143 of logistics service fees and $154,658 of suppliers purchases managed through Axionlog for the fiscal year ended December 31, 2014; $48,340 and $271,116, respectively, for the fiscal year ended December 31, 2013; and $41,853 and $279,560, respectively, for the fiscal year ended December 31, 2012.

(ii)	Related to inventory sales with a cost of $16,986 for the fiscal year 2014 (the net effect on such income statement line was nil). No such transaction took place in the fiscal years 2013 and 2012.